9. Related Party Transactions	12 Months Ended
Mar. 31, 2017
Notes
9. Related Party Transactions

9. RELATED PARTY TRANSACTIONS

The Company has entered into several transactions with a director and an officer.  Descriptions of the related party transactions are as follows:

  The Company made direct revenue sales to Dr. William Jow, the Company’s CEO effective October 1, 2016, in the amount of approximately $36,000, $11,000 and $64,000 during the years ended March 31, 2017, 2016 and 2015, respectively.   There was a trade receivable balance of approximately $0 and $11,000 as of March 31, 2017 and 2016, respectively, related to these transactions.  As of March 31, 2017, the Company has an outstanding liability to Dr. William Jow in the amount of $17,000 for expense reimbursements.

  The Company made a direct revenue sale to Medifocus Asia, Ltd., in the amount of approximately $232,000, $6,000 and $0 during the years ended March 31, 2017, 2016 and 2015, respectively.  There was a trade receivable balance of approximately $196,000 and $0 for the years ended March 31, 2017 and 2016, respectively. Mr. Augustine Chow and Mr. Raymond Tong, both directors of Medifocus Inc, are also directors of Medifocus Asia, Ltd.  Additionally, Mr. Augustine Chow and Mr. Raymond Tong have significant investments in Medifocus Asia, Ltd.

  The Company has accrued compensation expenses owed to the CFO and the board of directors as of March 31, 2017, 2016 and 2015 as follows:  The amounts are unsecured, due on demand and bear no interest.

	CFO	Directors
2017	$ 87,000	$ 326,000
2016	$ 53,000	$ 261,000
2015	$ 42,000	$ 240,000